CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 9. CONVERTIBLE NOTES PAYABLE

Convertible Notes

Balance at March 31, 2022	Balance at June 30, 2021	Due Date	Balance at March 31, 2022
$-	$541,051	Range from 05/13/2017 to 01/20/2022	Range from 3.85% to 22%	Conversion price equal to fifty percent (50%) of the lowest trading price during the twenty (20) trading day period prior to the date of conversion. This was converted to the below line item including interest.
2,400,639	3,288,241	06/15/2023	8%	Conversion price equal to $0.01. At March 31, 2022, convertible into 240 million shares not including interest.
1,066,654	-	07/01/2023	8%	Conversion price equal to $0.01. At March 31, 2022, convertible into 106.7 million shares not including interest.
25,000	375,000	Range from 12/23/2022 to 04/22/2023	Range from 4% to 10%	Conversion price equal to $0.015. At December 31, 2021, $350,000 was converted into 23.3 million shares, excluding interest.
-	(80,369)	Less: Discount
$3,492,293	$4,123,923

The Company evaluated the convertible promissory notes under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The material embedded derivative consists of the embedded conversion feature. The conversion option bears risks of equity which were not clearly and closely related to the host debt agreement and required bifurcation. See Note 10 for further discussion.

Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

Total amortization of debt discount amounted to $0 and $35,904 for the nine months ended March 31, 2022 and 2021, respectively.

The debt discount was $0 and $80,369 at March 31, 2022 and June 30, 2021, respectively.

NOTE 7. CONVERTIBLE NOTES PAYABLE

On June 15, 2021, the Company entered into six Note Exchange Agreements to amend and restate 35 variable conversion notes, most of which were in default, with interest rates ranging from 3.85% to 22% to a fixed conversion rate of $0.01 with an interest rate of 8%. A total of $3,288,241 in principal and interest was converted from the variable to fixed conversion price, reducing the need for derivative calculations to the 5 remaining notes that one holder declined to exchange.

As of June 30, 2021, the Company entered into two new notes payable with Leviston Resources LLC in the amount of $375,000, with the following terms:

1.	On April 22, 2021, the Company entered into a Future Advance Convertible Promissory Note for $275,000, with a maturity date of April 22, 2023 and an interest rate of 10%. The note also allows for a second draw of up to $250,000.
2.	On June 29, 2021, the Company entered into a Promissory Note for $100,000, with a maturity date of December 23, 2022 and an interest rate of 4%.

Convertible Notes

As of June 30, 2021, the amount of the Company’s convertible notes in-default decreased to $541,051 when compared to June 30, 2020 amount of $2,428,960, as follows:

Balance at June 30, 2021	Balance at June 30, 2020	Due Date	Interest Rate at June 31, 2021
$541,051	$1,931,806	Range from 05/13/2017 to 01/20/2022	Range from 3.85% to 22%	Conversion price equal to fifty percent (50%) of the lowest trading price during the twenty (20) trading day period prior to the date of conversion - $0.0018 and at June 30, 2021, convertible into 133.9 million shares not including interest.
-	332,154	06/09/2017	18%	Conversion price equal to seventy five percent (75%) of the lowest trading price during the five (5) trading day period prior to the date of conversion - $0.0046 and at June 30, 2021, convertible into 65.9 million shares not including interest.
-	165,000	Range from 01/27/2018 to 11/15/2019	Range from 18% to 22%	Conversion price equal to fifty percent (50%) of the lowest trading price during the five (5) trading day period prior to the date of conversion - $0.0024 and at June 30, 2021, convertible into zero shares not including interest.
3,288,241	-	06/15/2023	8%	Conversion price equal to $0.01 and at June 30, 2021, convertible into 328.8 million shares not including interest.
375,000	-	Range from 04/22/2023 to 12/23/2022	Range from 4% to 10%	Conversion price equal to $0.015 (the Qualified Regulation A Offering Subscription Price), and at June 30, 2021, convertible into 23.33 million shares not including interest.
$4,204,292	$2,428,960

The Company evaluated the convertible promissory notes under ASC 815 Derivatives and Hedging (“ASC 815”). ASC 815 generally requires the analysis of embedded terms and features that have characteristics of derivatives to be evaluated for bifurcation and separate accounting in instances where their economic risks and characteristics are not clearly and closely related to the risks of the host contract. The material embedded derivative consists of the embedded conversion feature. The conversion option bears risks of equity which were not clearly and closely related to the host debt agreement and required bifurcation.

Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

Total amortization of debt discount amounted to $99,960 and $22,890 for the years ended June 30, 2021 and 2020, respectively.

As of June 30, 2021 and 2020, the debt discounts were $80,369 and $0, respectively.